Related Party Transactions - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 23, 2015	Nov. 30, 2015	May. 31, 2015	May. 31, 2014
Related Party Transaction [Line Items]
Payments on convertible notes payable				$ 500,000
Issuance of common stock shares for notes payable			10,559,919
Common stock issued		91,061,165	63,644,348	55,753,311
Alpha Venture Capital Partners, L.P.
Related Party Transaction [Line Items]
Common stock issued upon conversion of notes	5,237,966
Note Payable 15% Due 2014
Related Party Transaction [Line Items]
Payments on convertible notes payable				$ 500,000
Interest Rate				15.00%
Notes maturity date				Apr. 11, 2014
Issuance of common stock shares for notes payable				150,000
Interest payable, per share of common stock				$ 0.50
Interest Expenses			$ 0	$ 64,700
Common stock issued			150,000
AVCP Convertible Notes | Alpha Venture Capital Partners, L.P.
Related Party Transaction [Line Items]
Common stock issued upon conversion of notes	5,237,966
AVCP Convertible Notes | Alpha Venture Capital Partners, L.P. | Additional 5-year Warrant
Related Party Transaction [Line Items]
Common stock issued upon conversion of notes	1,000,000
AVCP Convertible Notes | Alpha Venture Capital Partners, L.P. | 3-Month Unsecured Convertible Promissory Note
Related Party Transaction [Line Items]
Interest Rate			1.20%
Notes maturity date		May 05, 2015	May 05, 2015
Convertible note, face amount			$ 1,500,000
AVCP Convertible Notes | Alpha Venture Capital Partners, L.P. | 2-Year Unsecured Convertible Promissory Note
Related Party Transaction [Line Items]
Interest Rate			5.00%
Notes maturity date			Sep. 26, 2016
Convertible note, face amount			$ 2,000,000